Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

	March 31, 2015	December 31, 2014
Finished products	$316.3	$323.7
Semi-finished products	87.9	81.3
Raw materials and supplies	137.1	133.3

Total	$541.3	$538.3

	Successor
	Year Ended December 31,
	2014	2013
Finished products	$323.7	$329.3
Semi-finished products	81.3	90.2
Raw materials and supplies	133.3	130.7

Total	$538.3	$550.2